Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation [Abstract]
Share-based compensation

15. Share-based compensation

Description

In 2014, the Group introduced an equity incentive plan (the (“EIP”), which was amended in 2017 and 2019. In 2022, the Company granted 97,742 options (2021: 17,113 options) under the EIP.

Holders of vested options are entitled to purchase common shares of the Company. Under the Equity Incentive Plan, the Board of Directors defined the exercise price as the average daily closing price of the Company’s shares during the 30 days preceding the date of grant. All options are to be settled by the physical delivery of shares. The key terms and conditions related to the grants under these programs at December 31, 2022 are as follows:

	Number of		Contractual
	options		life of
Plan	outstanding	Vesting conditions	options
Equity Incentive Plan Board	22,268	1 year service from grant date	6 years
Equity Incentive Plan Management & Staff	67,682	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Management & Staff	67,682	3 years’ service from grant date (50%)	8 years

Measurement of fair values

The fair value of the options was measured based on the Black-Scholes formula.

Stock Option Plan
	Equity Incentive	Equity Incentive	Equity Incentive	Equity Incentive
	Plan 2022	Plan 2022	Plan 2021	Plan 2021
Fair value at grant date	USD 4.347 (2 year vesting) 1) USD 5.011 (3 year vesting) 1)	USD 6.644 (1 year vesting) 2) USD 8.760 (2 year vesting) 2) USD 10.604 (3 year vesting) 2)	USD 18.64 (2 year vesting) 1) USD 22.14 (3 year vesting) 1)	USD 24.82 (1 year vesting) 2) USD 37.00 (2 year vesting) 2) USD 43.66 (3 year vesting) 2)

Share price at grant date	USD 7.48	USD 17.8	USD 32.80	USD 70.80
Exercise price	USD 6.353	USD 20.78	USD 37.78	USD 70.220
Expected volatility	100.2%	99.1%	93.4%	101.3%
Expected life	2 and 3 years	1, 2 and 3 years	2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	4.45%	2.87%	0.47%	0.06%

1)	October grants for the respective year

2)	April grants for the respective year

The Company uses its own historic volatility to calculate expected volatility. The expected life of all options is assumed to correspond to the vesting period.

The total expense recognized for equity-settled share-based payment transactions were CHF 346,035 in 2022 (2021: CHF 1,206,303, 2020: CHF 368,793).

Share based compensation loss related to employee stock options amounted to CHF 346,035 in 2022 (2021: CHF 1,223,696, 2020: CHF 351,401).

The number and weighted average exercise prices (in CHF) of options under the share option programs are as follows:

	2022			2021
		Weighted	Weighted		Weighted	Weighted
	Number of	average exercise	average remaining	Number of	average exercise	average remaining
	options	price	term	options	price	term
Outstanding at January 1	66,476	33.00	6.56	51,927	31.60	7.01
Expired during the year	—	—	—	—	—	—
Forfeited during the year	(6,488)	—	—	(2,565)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	97,742	9.40	—	17,113	45.40	—
Outstanding at December 31	157,730	19.28	6.22	66,476	33.00	6.56
Exercisable at December 31	28,796	—	—	14,419	—	—

The range of exercise prices for outstanding options was CHF 5.88 to CHF 584.66 as of December 31, 2022 and CHF 15.03 to CHF 575.80 as of December 31, 2021.